Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Mar. 11, 2026	Mar. 31, 2026	Apr. 30, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000271462
Account Value [Line Items]
Line Graph and Table Measure Name								Climate Global - Climate Resilient REIT Index ETF
Accumulated Value	$ 10,000	$ 9,581	$ 10,434	$ 10,596	$ 10,848	$ 11,064	$ 10,643
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	9,641	10,653	11,214	11,107	11,100	11,402
Climate Global - Climate-Resilient REIT Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								Climate Global - Climate Resilient REIT Index (USD)
Accumulated Value	$ 10,000	$ 9,512	$ 10,355	$ 10,504	$ 10,695	$ 10,897	$ 10,469